Financial result (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financial result
Interest expense	€ (5,801)	€ (613)
Interest expense on lease liability	(36)	(49)
Interest expense from long-term debt valuation	(524)	(319)
Expense from revaluation of derivative financial instruments	(5,188)
Fair value valuation of financial assets	(49)	(244)
Other	(4)	(1)
Interest income	103	1,594
Payout of bond funds	31	33
Income from revaluation of derivative financial instruments		1,557
Fair value valuation of financial assets	4
Other	68	4
Financial result	€ (5,698)	€ 981